Restatement of Previously Issued Financial Statements - Schedule of Restatements (Details) (10-K/A) - USD ($)	3 Months Ended											6 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019		Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Dec. 31, 2019	Dec. 31, 2018		Mar. 31, 2020	Mar. 31, 2019		Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Exploration	$ 5,210,621	$ 915,741	$ 4,159,092	$ 1,109,215		$ 1,150,620		$ 3,188,858		$ 1,026,887		$ 5,268,307	$ 4,215,745		$ 6,184,048	$ 5,366,365		$ 8,645,431		$ 6,416,733
Loss from operations	$ (7,053,072)	(1,362,960)	(4,555,441)	(1,286,061)		(1,390,857)		(3,578,018)		(1,827,955)		(5,841,502)	(5,405,973)		(7,204,462)	(6,796,830)		(10,793,823)		(8,113,926)
Loss before income tax and net loss and comprehensive loss for the year		$ 9,301,597	$ (13,504,113)	$ (4,236,700)		$ (1,977,423)		$ (3,475,240)		$ (853,112)		$ (17,740,813)	$ (4,328,352)		$ (8,439,216)	$ (6,305,775)		$ (31,321,791)		$ (8,442,320)
Net loss per common share - basic and fully diluted	$ (0.00)	$ 0.13	$ (0.19)	$ (0.10)		$ (0.48)	[1]	$ (0.93)	[1]	$ (0.25)	[1]	$ (0.31)	$ (1.21)	[1]	$ (0.13)	$ (1.68)	[1]	$ (0.47)		$ (2.14)
Accounts payable																						$ 3,275,968	$ 4,389,964	$ 3,519,522	$ 3,691,098	$ 3,428,808	$ 3,421,625	$ 2,884,808	$ 1,923,702	$ 1,001,135
Accrued liabilities																						10,292,031	7,216,114	6,586,617	6,109,475		2,896,025
Total current liabilities																						16,511,715	15,098,294	12,456,457	12,331,146	8,435,357	8,320,971	6,718,240	4,923,990	1,934,106
Total liabilities																						41,798,019	33,974,803	13,027,429	23,825,049	11,031,266	8,437,600	6,843,746	5,049,496	2,193,728
Additional paid-in-capital																						31,901,497	30,133,058	28,555,610			24,284,765
Deficit accumulated during exploration stage																						(64,192,278)	(63,924,419)	(41,041,844)	(50,343,441)	(36,839,328)	(32,602,628)	(30,466,083)	(28,488,660)	(25,013,420)
Total shareholders' equity (deficiency)	$ (32,290,644)	$ (12,399,312)	$ (23,334,737)	$ (9,998,394)		$ (6,498,482)		$ (4,521,059)		$ (1,404,816)		$ (23,334,737)	$ (4,521,059)		$ (12,399,312)	$ (6,498,482)		$ (8,210,510)		$ (8,210,510)	$ (763,046)	$ (32,290,644)	(33,241,919)	(12,399,312)	(23,334,737)	(9,998,394)	(8,210,510)	(6,498,482)	(4,521,059)	(1,404,816)
Net loss for the year	(267,859)			(4,236,700)						(853,112)		(17,740,813)	(4,328,352)		(8,439,216)	(6,305,775)		(31,321,791)		(8,442,320)
Changes in operating assets and liabilities: Accounts payable	(943,902)			479,549						229,219		727,258	1,172,132		475,986	2,133,822		1,479,992		2,670,639
Changes in operating assets and liabilities: Accrued liabilities	3,167,269			229,827								3,458,948			3,936,090			4,320,089		2,421,011
Balance	(33,241,919)	(23,334,737)	(9,998,394)	(8,210,510)		(4,521,059)		(1,404,816)		(763,046)		(8,210,510)	(763,046)		(8,210,510)	(763,046)		(8,210,510)		(763,046)
Deficit accumulated during the exploration stage																		(63,924,419)		(32,602,628)	(24,160,308)
Issue costs				1,208,389	[2]													1,208,389	[3]
Balance	(32,290,644)	(12,399,312)	(23,334,737)	(9,998,394)		(6,498,482)		(4,521,059)		(1,404,816)		(23,334,737)	(4,521,059)		(12,399,312)	(6,498,482)		(33,241,919)		(8,210,510)	(763,046)
As Previously Reported [Member]
Exploration		730,334	3,985,959	958,804		999,602		3,003,911		810,265		4,944,763	3,814,176		5,675,097	4,813,778		7,951,423		5,712,238
Loss from operations		(1,177,553)	(4,382,308)	(1,135,650)		(1,239,839)		(3,393,071)		(1,611,333)		(5,517,958)	(5,004,404)		(6,695,511)	(6,244,243)		(10,099,815)		(7,409,431)
Loss before income tax and net loss and comprehensive loss for the year		$ 9,487,004	$ (13,330,980)	$ (4,086,289)		$ (1,826,405)		$ (3,290,293)		$ (636,490)		$ (17,417,269)	$ (3,926,783)		$ (7,930,265)	$ (5,753,188)		$ (30,627,783)		$ (7,737,825)
Net loss per common share - basic and fully diluted		$ 0.13	$ (0.19)	$ (0.09)		$ (0.44)	[1]	$ (0.88)	[1]	$ (0.19)	[1]	$ (0.31)	$ (1.10)	[1]	$ (0.12)	$ (1.53)	[1]	$ (0.46)		$ (1.96)
Accounts payable																							3,431,699	2,346,314	2,382,993	2,027,170	2,170,398	1,785,489	975,401	237,781
Accrued liabilities																							6,149,448	5,919,951	5,842,809
Total current liabilities																							13,073,363	10,616,583	10,756,375	7,033,719	7,069,564	5,618,921	3,975,689	1,170,752
Total liabilities																							31,949,872	11,187,555	22,250,278	9,629,628	7,186,373	5,744,427	4,101,195	1,430,374
Additional paid-in-capital																							30,212,754	28,635,306
Deficit accumulated during exploration stage																							(61,979,184)	(39,281,666)	(48,768,670)	(35,437,690)	(31,351,401)	(29,366,764)	(27,540,359)	(24,250,066)
Total shareholders' equity (deficiency)	(31,216,988)	$ (10,559,438)	$ (21,759,966)	$ (8,596,756)		$ (5,399,163)		$ (3,572,758)		$ (641,462)		$ (21,759,966)	$ (3,572,758)		$ (10,559,438)	$ (5,399,163)		$ (31,216,988)		$ (216,314)	(216,314)		(31,216,988)	(10,559,438)	(21,759,966)	(8,596,756)	(6,959,283)	(5,399,163)	(3,572,758)	(641,462)
Net loss for the year				(4,086,289)						(636,490)		(17,417,269)	(3,926,783)		(7,930,265)	(5,753,188)		(30,627,783)		(7,737,825)
Changes in operating assets and liabilities: Accounts payable				329,138						12,597		670,380	770,563		633,701	1,581,235		1,852,650		1,966,144
Changes in operating assets and liabilities: Accrued liabilities												3,192,282			3,269,424			3,253,423
Balance	(31,216,988)	(21,759,966)	(8,596,756)	(6,959,283)		(3,572,758)		(641,462)		(216,314)		(6,959,283)	(216,314)		(6,959,283)	(216,314)		(6,959,283)		(216,314)
Deficit accumulated during the exploration stage																		(61,979,184)		(31,351,401)	(23,613,576)
Issue costs																		(256,784)
Balance		(10,559,438)	(21,759,966)	(8,596,756)		(5,399,163)		(3,572,758)		(641,462)		(21,759,966)	(3,572,758)		(10,559,438)	(5,399,163)		(31,216,988)		(6,959,283)	(216,314)
Adjustment [Member]
Exploration		185,407	173,133	150,411		151,018		184,947		216,622		323,544	401,569		508,951	552,587		694,008		704,495
Loss from operations		(185,407)	(173,133)	(150,411)		(151,018)		(184,947)		(216,622)		(323,544)	(401,569)		(508,951)	(552,587)		(694,008)		(704,495)
Loss before income tax and net loss and comprehensive loss for the year		$ (185,407)	$ (173,133)	$ (150,411)		$ (151,018)		$ (184,947)		$ (216,622)		$ (323,544)	$ (401,569)		$ (508,951)	$ (552,587)		$ (694,008)		$ (704,495)
Net loss per common share - basic and fully diluted				$ (0.01)		$ (0.04)	[1]	$ (0.05)	[1]	$ (0.06)	[1]		$ (0.11)	[1]	$ (0.01)	$ (0.15)	[1]	$ (0.01)		$ (0.18)
Accounts payable																							958,265	1,173,208	1,308,105	1,401,638	1,251,227	1,099,319	948,301	763,354
Accrued liabilities																							1,066,666	666,666	266,666
Total current liabilities																							2,024,931	1,839,874	1,574,771	1,401,638	1,251,227	1,099,319	948,301	763,354
Total liabilities																							2,024,931	1,839,874	1,574,771	1,401,638	1,251,227	1,099,319	948,301	763,354
Additional paid-in-capital																							(79,696)	(79,696)
Deficit accumulated during exploration stage																							(1,945,235)	(1,760,178)	(1,574,771)	(1,401,638)	(1,251,227)	(1,099,319)	(948,301)	(763,354)
Total shareholders' equity (deficiency)	(2,024,931)	$ (1,839,874)	$ (1,574,771)	$ (1,401,638)		$ (1,099,319)		$ (948,301)		$ (763,354)		$ (1,574,771)	$ (948,301)		$ (1,839,874)	$ (1,099,319)		$ (2,024,931)		$ (1,251,227)	(546,732)		$ (2,024,931)	$ (1,839,874)	$ (1,574,771)	$ (1,401,638)	$ (1,251,227)	$ (1,099,319)	$ (948,301)	$ (763,354)
Net loss for the year				(150,411)						(216,622)		(323,544)	(401,569)		(508,951)	(552,587)		(694,008)		(704,495)
Changes in operating assets and liabilities: Accounts payable				150,411						216,622		56,878	401,569		(157,715)	552,587		(372,658)		704,495
Changes in operating assets and liabilities: Accrued liabilities												266,666			666,666			1,066,666
Balance	$ (2,024,931)	(1,574,771)	(1,401,638)	(1,251,227)		(948,301)		(763,354)		(546,732)		(1,251,227)	(546,732)		(1,251,227)	(546,732)		(1,251,227)		(546,732)
Deficit accumulated during the exploration stage																		(1,945,235)		(1,251,227)	(546,732)
Issue costs																		(79,696)
Balance		$ (1,839,874)	$ (1,574,771)	$ (1,401,638)		$ (1,099,319)		$ (948,301)		$ (763,354)		$ (1,574,771)	$ (948,301)		$ (1,839,874)	$ (1,099,319)		$ (2,024,931)		$ (1,251,227)	$ (546,732)

[1]	Adjusted for 10-to-1 share consolidation on May 23, 2019.
[2]	Shares and units issued at C$0.05, converted to US at $0.04 (note 11)
[3]	Shares and units issued at C$0.05, converted to US at $0.04 ( note 12 )